UNAUDITED CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 120,796	$ 123,871
Current financial assets at amortized cost	37,970	30,300
Current contract assets	1,543	2,770
Accounts receivable	7,102	6,992
Other receivables	737	343
Current income tax assets	281	311
Inventories	21	33
Other current assets	2,832	4,042
Total current assets	171,282	168,662
Non-current assets
Property, plant and equipment	545	380
Right-of-use assets	679	847
Intangible assets	57	77
Deferred income tax assets	1,120	257
Guarantee deposits paid	147	140
Total non-current assets	2,548	1,701
Total assets	173,830	170,363
Current liabilities
Current contract liabilities	16,858	15,346
Other payables	10,239	10,331
Other payables – related parties	50	50
Current tax liabilities	390	21
Current provisions	1,775	2,394
Current lease liabilities	524	481
Other current liabilities	195	277
Total current liabilities	30,031	28,900
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss	1,520	1,566
Non-current lease liabilities	187	387
Net defined benefit liability, non-current	81	79
Guarantee deposits received	25	25
Total non-current liabilities	1,813	2,057
Total liabilities	31,844	30,957
Equity
Capital stock	10,185
Capital surplus
Capital surplus	511,653	510,399
Retained earnings
Accumulated deficit	(379,078)	(380,472)
Other equity interest
Other equity interest	(774)	(523)
Treasury shares	0	(190)
Total equity	141,986	139,406
Total liabilities and equity	173,830	170,363
Perfect Class A Ordinary Shares
Equity
Capital stock	8,506	8,513
Perfect Class B Ordinary Shares
Equity
Capital stock	$ 1,679	$ 1,679